SHARE-BASED COMPENSATION - KINGSOFT SHARES AWARDED TO THE GROUP'S EMPLOYEES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Other disclosures
Share-based compensation expenses	$ 48,690	¥ 315,407	¥ 173,274	¥ 37,396
Kingsoft Share Award Scheme
Other disclosures
Share-based compensation expenses	853	¥ 5,525	5,616	1,869
Unrecognized compensation costs	$ 580				¥ 3,755
Expected period over which unamortized compensation costs is to be recognized	10 months 17 days	10 months 17 days
Total fair value of vested shares	$ 4,475	¥ 28,991	¥ 18,560	¥ 11,240
Kingsoft Share Award Scheme | Restricted shares
Number of ordinary shares
Unvested at beginning of year | shares	2,209,000	2,209,000
Number of restricted shares granted | shares	63,000	63,000
Vested | shares	(439,000)	(439,000)
Forfeited | shares	(496,000)	(496,000)
Unvested at end of year | shares	1,337,000	1,337,000	2,209,000
Weighted average grant date fair value
Unvested at beginning of year (in dollars per share) | $ / shares	$ 1.73
Granted (in dollars per share) | $ / shares	2.90
Vested (in dollars per share) | $ / shares	0.50
Forfeited (in dollars per share) | $ / shares	2.50
Unvested at end of year (in dollars per share) | $ / shares	$ 1.90